PROPERTY AND EQUIPMENT, NET (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 108	$ 99
Accumulated depreciation:
Accumulated depreciation		83	69
Property and equipment, net	$ 23	25	30
Computer [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		93	87
Accumulated depreciation:
Accumulated depreciation		80	67
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		15	12
Accumulated depreciation:
Accumulated depreciation		$ 3	$ 2